LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 3,235,976	R$ 3,745,866	R$ 3,710,730
- Financing	1,154,205	1,503,946	1,269,857
- Borrowings	1,474,498	1,669,722	1,919,049
- Revolving	607,273	572,198	521,824
Individuals	7,599,047	7,257,404	6,245,565
- Financing	498,577	374,887	437,273
- Borrowings	3,838,530	3,461,557	2,457,473
- Revolving	3,261,940	3,420,960	3,350,819
Total	10,835,023	11,003,270	9,956,295
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(118,034)	(116,449)
- Financing	(24,415)	(29,252)
- Borrowings	(81,136)	(74,163)
- Revolving	(12,483)	(13,034)
Individuals	(219,071)	(185,973)
- Financing	(28,164)	(37,461)
- Borrowings	(122,101)	(76,558)
- Revolving	(68,806)	(71,954)
Total	(337,105)	(302,422)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(120,475)	(134,318)
- Financing	(17,434)	(13,511)
- Borrowings	(97,220)	(103,007)
- Revolving	(5,821)	(17,800)
Individuals	(215,722)	(259,775)
- Financing	(24,133)	(23,115)
- Borrowings	(173,012)	(108,329)
- Revolving	(18,577)	(128,331)
Total	(336,197)	(394,093)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	67,104	166,683
- Financing	17,547	68,404
- Borrowings	46,133	91,372
- Revolving	3,424	6,907
Individuals	286,340	272,766
- Financing	41,539	82,535
- Borrowings	211,741	141,655
- Revolving	33,060	48,576
Total	353,444	439,449
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	363,412	63,654
- Financing	38,105	6,305
- Borrowings	315,136	53,871
- Revolving	10,171	3,478
Individuals	1,036,097	334,396
- Financing	79,521	38,354
- Borrowings	749,624	238,173
- Revolving	206,952	57,869
Total	1,399,509	398,050
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	1,822,905	2,411,870
- Financing	412,466	620,597
- Borrowings	1,203,569	1,596,733
- Revolving	206,870	194,540
Individuals	3,243,381	3,875,327
- Financing	240,966	183,386
- Borrowings	2,144,110	2,472,719
- Revolving	858,305	1,219,222
Total	5,066,286	6,287,197
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,524,802)	(2,356,304)
- Financing	(776,010)	(418,454)
- Borrowings	(1,581,706)	(1,814,133)
- Revolving	(167,086)	(123,717)
Individuals	(3,789,382)	(3,024,902)
- Financing	(186,039)	(306,085)
- Borrowings	(2,433,389)	(1,663,576)
- Revolving	(1,169,954)	(1,055,241)
Total	(6,314,184)	(5,381,206)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(163,469)	(558,573)
- Financing	(44,988)	(37,072)
- Borrowings	(113,420)	(510,770)
- Revolving	(5,061)	(10,731)
Individuals	(420,849)	(379,103)
- Financing	(119,299)	(71,207)
- Borrowings	(277,460)	(239,411)
- Revolving	(24,090)	(68,485)
Total	(584,318)	(937,676)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	644,503	109,540
- Financing	7,891	15,227
- Borrowings	628,395	90,757
- Revolving	8,217	3,556
Individuals	785,417	313,107
- Financing	48,875	20,459
- Borrowings	679,648	265,398
- Revolving	56,894	27,250
Total	1,429,920	422,647
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	710,708	510,283
- Financing	99,472	66,023
- Borrowings	466,187	386,785
- Revolving	145,049	57,475
Individuals	2,243,170	1,747,141
- Financing	181,708	155,931
- Borrowings	1,390,225	1,297,469
- Revolving	671,237	293,741
Total	2,953,878	2,257,424
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(914,577)	(1,403,345)
- Financing	(103,965)	(23,966)
- Borrowings	(721,385)	(1,297,552)
- Revolving	(89,227)	(81,827)
Individuals	(1,900,194)	(1,467,067)
- Financing	98	(123,390)
- Borrowings	(1,345,335)	(1,011,340)
- Revolving	(554,957)	(332,337)
Total	(2,814,771)	(2,870,412)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,343,215	1,015,120	2,407,449
- Financing	224,120	258,842	277,782
- Borrowings	915,041	620,261	1,968,250
- Revolving	204,054	136,017	161,417
Individuals	3,840,581	3,200,306	3,073,021
- Financing	502,729	404,722	468,003
- Borrowings	2,465,494	2,107,776	1,860,757
- Revolving	872,358	687,808	744,261
Total	5,183,796	4,215,426	5,480,470
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(67,104)	(166,683)
- Financing	(17,547)	(68,404)
- Borrowings	(46,133)	(91,372)
- Revolving	(3,424)	(6,907)
Individuals	(286,340)	(272,766)
- Financing	(41,539)	(82,535)
- Borrowings	(211,656)	(141,655)
- Revolving	(33,145)	(48,576)
Total	(353,444)	(439,449)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	118,034	116,449
- Financing	24,415	29,252
- Borrowings	81,136	74,163
- Revolving	12,483	13,034
Individuals	219,071	185,973
- Financing	28,164	37,461
- Borrowings	122,296	76,558
- Revolving	68,611	71,954
Total	337,105	302,422
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(644,503)	(109,540)
- Financing	(7,891)	(15,227)
- Borrowings	(628,395)	(90,757)
- Revolving	(8,217)	(3,556)
Individuals	(785,417)	(313,107)
- Financing	(48,875)	(20,459)
- Borrowings	(679,645)	(265,398)
- Revolving	(56,897)	(27,250)
Total	(1,429,920)	(422,647)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	163,469	558,573
- Financing	44,988	37,072
- Borrowings	113,420	510,770
- Revolving	5,061	10,731
Individuals	420,849	379,103
- Financing	119,299	71,207
- Borrowings	277,460	239,411
- Revolving	24,090	68,485
Total	584,318	937,676
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	5,530,824	7,338,511
- Financing	208,917	326,738
- Borrowings	4,486,131	6,786,917
- Revolving	835,776	224,856
Individuals	12,772,323	9,908,384
- Financing	476,260	406,606
- Borrowings	6,314,435	7,272,869
- Revolving	5,981,628	2,228,909
Total	18,303,147	17,246,895
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	2,904,118	4,516,910
- Financing	(97,512)	955,271
- Borrowings	2,227,456	2,497,132
- Revolving	774,174	1,064,507
Individuals	12,868,093	14,421,714
- Financing	1,298,384	1,560,047
- Borrowings	7,841,495	5,880,689
- Revolving	3,728,214	6,980,978
Total	15,772,211	18,938,624
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(10,442,821)	(13,928,324)
- Financing	(580,276)	(1,567,199)
- Borrowings	(8,537,794)	(10,617,743)
- Revolving	(1,324,751)	(1,743,382)
Individuals	(23,993,381)	(24,649,091)
- Financing	(929,520)	(1,672,288)
- Borrowings	(13,894,668)	(11,608,643)
- Revolving	(9,169,193)	(11,368,160)
Total	(34,436,202)	(38,577,415)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(363,412)	(63,654)
- Financing	(38,105)	(6,305)
- Borrowings	(315,136)	(53,871)
- Revolving	(10,171)	(3,478)
Individuals	(1,036,097)	(334,396)
- Financing	(79,521)	(38,354)
- Borrowings	(749,622)	(238,173)
- Revolving	(206,954)	(57,869)
Total	(1,399,509)	(398,050)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	120,475	134,318
- Financing	17,434	13,511
- Borrowings	97,220	103,007
- Revolving	5,821	17,800
Individuals	215,722	259,775
- Financing	24,133	23,115
- Borrowings	173,013	108,329
- Revolving	18,576	128,331
Total	336,197	394,093
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	12,760,862	15,492,712	17,045,918
- Financing	1,697,078	2,149,523	2,405,662
- Borrowings	9,926,398	12,483,496	13,348,041
- Revolving	1,137,386	859,693	1,292,215
Individuals	21,313,601	20,851,509	21,179,127
- Financing	2,570,822	1,710,662	1,380,788
- Borrowings	11,599,961	12,317,493	10,928,409
- Revolving	7,142,818	6,823,354	8,869,930
Total	34,074,463	36,344,221	38,225,045
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	17,340,053	20,253,698
- Financing	3,075,403	3,912,311
- Borrowings	12,315,937	14,773,479
- Revolving	1,948,713	1,567,908
Individuals	32,753,229	31,309,219
- Financing	3,572,128	2,490,271
- Borrowings	17,903,699	17,886,826
- Revolving	11,277,402	10,932,122
Total	50,093,282	51,562,917
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	8,064,437
- Financing	720,855
- Borrowings	6,155,887
- Revolving	1,187,695
Individuals	18,258,874
- Financing	898,934
- Borrowings	9,848,770
- Revolving	7,511,170
Total	26,323,311
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(535,261)
- Financing	(977,487)
- Borrowings	(75,635)
- Revolving	517,861
Individuals	7,178,517
- Financing	1,112,443
- Borrowings	4,062,771
- Revolving	2,003,303
Total	6,643,256
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(10,442,821)
- Financing	(580,276)
- Borrowings	(8,537,794)
- Revolving	(1,324,751)
Individuals	(23,993,381)
- Financing	(929,520)
- Borrowings	(13,894,668)
- Revolving	(9,169,193)
Total	R$ (34,436,202)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		10,260,664
- Financing		1,013,358
- Borrowings		8,770,435
- Revolving		476,871
Individuals		15,530,852
- Financing		745,923
- Borrowings		11,043,057
- Revolving		3,741,872
Total		25,791,516
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies		757,261
- Financing		512,851
- Borrowings		(614,553)
- Revolving		858,963
Individuals		9,929,745
- Financing		1,130,572
- Borrowings		3,205,773
- Revolving		5,593,400
Total		10,687,006
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(13,928,324)
- Financing		(1,567,199)
- Borrowings		(10,617,743)
- Revolving		(1,743,382)
Individuals		(24,649,091)
- Financing		(1,672,288)
- Borrowings		(11,608,643)
- Revolving		(11,368,160)
Total		(38,577,415)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies		20,253,698	23,164,097
- Financing		3,912,311	3,953,301
- Borrowings		14,773,479	17,235,340
- Revolving		1,567,908	1,975,456
Individuals		31,309,219	30,497,713
- Financing		2,490,271	2,286,064
- Borrowings		17,886,826	15,246,639
- Revolving		10,932,122	12,965,010
Total		R$ 51,562,917	R$ 53,661,810